Organization and business (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of significant subsidiaries
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2019	2018

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100% -	100%	Hong Kong	Inactive

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd.	#	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd.	##	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

- This company was deregistered on April 3, 2020.

# This company was dissolved on December 12, 2019.

## This company was dissolved on December 24, 2019.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2019	2018

Guangzhou Euro Tech Environmental Equipment Co., Ltd.	**	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd.	58%	58%	The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	58%	The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4% *	19.4% *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

* The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

** This company was dissolved on March 18, 2019.

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2019	2018

Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	40.8%	51%	PRC	Manufacturing of environmental protection equipmen
Hangzhou Tiancan Environmental Technology Company Limited	100%	100%	PRC	Manufacturing of environmental protection equipment